                 LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


                                                               ANNUAL REPORT TO
                                                      SHAREHOLDERS FOR THE YEAR
                                                       ENDED SEPTEMBER 30, 1997

                           KEMPER CASH RESERVES FUND


                       "... The economy continues to look good. Growth remains strong and should continue to be good, consumer confidence is high, unemployment levels are low and corporate profits are
                       strong. ..."




                                                            [KEMPER FUNDS LOGO]
                                 LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

CONTENTS
3
PERFORMANCE UPDATE
4
PORTFOLIO STATISTICS
5
PORTFOLIO OF INVESTMENTS
7
REPORT OF INDEPENDENT AUDITORS
8
FINANCIAL STATEMENTS
10
NOTES TO FINANCIAL STATEMENTS
13
FINANCIAL HIGHLIGHTS


At A GLANCE
---------------------------------------------------------------------
YIELDS
---------------------------------------------------------------------
7-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED SEPTEMBER 30, 1997
---------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A                             4.45%
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS B                             3.23%
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS C                             3.79%
----------------------------------------------------------------------------------------------------------------

An investment in money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

---------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
---------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1997 (SHARES ADJUSTED FOR THE APPLICABLE SALES CHARGE)

                                                                                 LIFE OF
                                                  1-YEAR    5-YEAR    10-YEAR     CLASS
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A                   4.57%     3.98%       N/A       3.81%   (since 1/10/92)
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS B                   0.49      2.84%      4.18%      4.62    (since 2/6/84)
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS C                   3.85       N/A        N/A       3.89    (since 5/31/94)
----------------------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns fluctuate. Performance of share classes will differ. Consult the prospectus for details.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends, and for Class B shares, adjustment for the applicable contingent deferred sales charge
(CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. There is no initial sales charge for direct purchases of Class A shares, but applicable sales charges apply on exchange into Class A shares of other Kemper funds. There is no sales charge adjustment for C shares. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

TERMS TO KNOW

AVERAGE MATURITY The weighted average number of days in which each security in the portfolio matures.

EASE A short-hand term indicating the Federal Reserve Board of Governors has adjusted monetary conditions to help stimulate the economy.

TIGHTEN The opposite of ease or a move by the Federal Reserve Board of Governors to adjust monetary conditions to slow the rate of economic growth.

YIELD The amount of net investment income (income minus expenses including management fees) your investment has produced over a specific period, expressed as a percentage of your investment. Capital gains and losses, which are infrequent in a money market fund, are not included.

7-DAY AVERAGE YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuations in fund income.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS SENIOR VICE PRESIDENT OF ZURICH KEMPER INVESTMENTS, INC. AND VICE PRESIDENT AND PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND SINCE ITS INCEPTION. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

IN WHAT WAS CONSIDERED A PREEMPTIVE MOVE TO KEEP INFLATION IN CHECK,
THE FEDERAL RESERVE BOARD RAISED SHORT-TERM RATES BY 0.25 PERCENT IN LATE MARCH. KEMPER CASH RESERVES FUND PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES THIS AND OTHER ECONOMIC EVENTS THAT AFFECTED MONEY MARKETS DURING THE PAST TWELVE MONTHS.

Q     DURING THE FUND'S FISCAL YEAR, THE FEDERAL RESERVE BOARD (THE FED) RAISED
SHORT-TERM INTEREST RATES. HOW DID THAT AND OTHER ECONOMIC EVENTS IMPACT THE PERFORMANCE OF KEMPER CASH RESERVES FUND DURING THE PERIOD?

A     At the start of the fiscal year, October 1, 1996, there was some political uncertainty about the potential outcome of the presidential and congressional elections. Investors feared the Republican party might lose control of Congress which would reduce the likelihood of a balanced budget agreement in 1997. Investment markets rallied, however, with news that the Republicans would maintain control of Congress. Some market participants intimated that the election outcome was evidence of the public's desire for a true "checks and balances" government.

      The bullish environment began to change in December, when Federal Reserve Board Chairman Alan Greenspan implied that financial assets might be overvalued. This shook the market and caused yields to rise and securities prices to fall. Early in 1997, strong economic reports surfaced and Greenspan reiterated his concern about the values of securities and the potential for a rise in wage inflation. In what was considered to be a preemptive move at keeping inflation in check, the Fed raised short-term rates by 0.25 percent in late March.

      While economic growth remained strong, even after the Fed tightening, inflation remained uncharacteristically low. The money market yields fluctuated with the release of varying economic data but remained relatively range-bound.

Q     WITH THESE ECONOMIC FACTORS IN MIND, WHAT APPROACH DID YOU AND YOUR TEAM
TAKE IN MANAGING THE FUND?

A     Generally, we were defensive. We made minor adjustments in durations to take advantage of any opportunities the market provided, but we kept maturities short for the most part. The short-term yield curve was flat for much of the period so there was no reward for extension. Also, quality spreads were extremely narrow so there was little incentive to buy any credits that weren't of premium quality. The Treasury Bill market was exceedingly rich because of the lack of Treasury needs for borrowing and financing, so there was a scarcity of Treasury Bills and the spread between Treasury Bills and corporate obligations was extremely wide.

Q     HOW DID KEMPER CASH RESERVES FUND PERFORM?

A     The fund adhered to its objective of seeking maximum income while maintaining principal stability. The fund continues to be an excellent place to "park" money between longer term investments or commitments in capital markets because of its ability to help preserve capital.

PERFORMANCE UPDATE



Q     WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

A     We saw our first upward change in interest rates from the Federal Reserve
Board in March. It is extremely rare for the Fed to make a rate adjustment only once. It is usually multiple. Within this historical context, it is possible and likely that the Fed will move to tighten again. The economy continues to look good. Growth remains strong and should continue to be good, consumer confidence is high, unemployment levels are low and corporate profits are strong. Basically, there are a lot of good things going on.

Q     ARE THERE ANY HAZARDS TO YOUR OUTLOOK?

A     The wild card is really consumer confidence. I like to look at consumer confidence as being about a mile wide and a sixteenth of an inch thick. Any negative event can affect consumer confidence and alter spending plans pretty quickly. While we don't think it will happen, a slowdown in the economy is one factor that could prove unsettling for the consumer and affect the expected outlook.


PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

                                  [PIE CHART]

-----------------------------------------------------------------------
                                                           ON 9/30/97
-----------------------------------------------------------------------
COMMERCIAL PAPER, FIRST TIER                                    85%
 .......................................................................
DOMESTIC BANK CDS                                               13
 .......................................................................
FEDERAL AGENCIES                                                 2
-----------------------------------------------------------------------
TOTAL                                                          100%

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER CASH RESERVES FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997
(VALUE IN THOUSANDS)

                 CORPORATE OBLIGATIONS                VALUE
-----------------------------------------------------------
BANKING--1.5%
----------------------------------------------------------
           Credit Lyonnais N.A., Inc.
             5.71%, 10/21/97                    $    4,984
----------------------------------------------------------
BUSINESS LOANS--23.5%
----------------------------------------------------------
           Ace Overseas Corp.
             5.59%, 10/17/97                         9,975
           Broadway Capital Corp.
             5.62%, 10/20/97                         9,971
           First Brands Commercial, Inc.
             5.61%, 11/21/97                         4,961
           Jet Funding Corp.
             5.65%, 11/20/97                         1,984
           Madison Funding Corp.
             5.63%, 10/16/97                         3,292
           Monte Rosa Capital Corp.
             5.62%, 11/21/97                         9,921
           Preferred Receivables Funding
           Corp.
             5.56%, 10/16/97                         9,977
           Sigma Finance, Inc.
             5.60% - 5.62%, 10/9/97 -
             11/26/97                                9,951
           Strategic Asset Funding Corp.
             5.68%, 12/1/97                          4,953
           Windmill Funding Corp.
             5.58%, 10/29/97                         9,957
           Working Capital Management Co.
             5.68%, 10/6/97                          4,996
           -----------------------------------------------
                                                    79,938
----------------------------------------------------------
CAPITAL AND EQUIPMENT LENDING--20.4%
----------------------------------------------------------
           BTM Capital Corp.
             5.64% - 5.68%, 10/3/97 -
             10/15/97                                7,992
           Caterpillar Financial Services
           Corp.
      (a)    5.58%, 10/28/97                         5,000
             5.55%, 11/19/97                         9,925
           Eiger Capital Corp.
             5.54%, 10/9/97                          9,988
           Ford Motor Credit Co.
             5.52%, 10/8/97                          9,989
           Mitsubishi Motors Credit of
           America, Inc.
             5.64%, 10/1/97 - 10/28/97               9,979
           SRD Finance, Inc.
             5.66%, 10/16/97                         4,290
      (a)  Sanwa Business Credit Corp.
             5.68%, 10/16/97                         6,000
           Showa Leasing (USA), Inc.
             5.67%, 10/27/97                         5,976
           -----------------------------------------------
                                                    69,139
----------------------------------------------------------
                                                    VALUE
----------------------------------------------------------
CAPTIVE BUSINESS LENDING--10.2%
----------------------------------------------------------
           BAT Capital Corp.
             5.62%, 11/20/97                    $    4,961
           CSW Credit, Inc.
             5.60%, 12/4/97                          9,902
      (a)  FINOVA Capital Corp.
             5.71%, 10/14/97                         5,000
           Orix America, Inc.
             5.64%, 10/14/97                         4,990
           Sony Capital Corp.
             5.56%, 10/16/97                         9,977
           -----------------------------------------------
                                                    34,830
----------------------------------------------------------
COMMUNICATIONS AND MEDIA--2.9%
----------------------------------------------------------
           Tribune Co.
             5.61%, 10/31/97                         9,954
----------------------------------------------------------
CONSUMER LENDING--5.9%
----------------------------------------------------------
           Countrywide Home Loans
             5.56%, 10/10/97                         9,986
           Transamerica Finance Group
             5.56%, 10/30/97                         9,955
           ------------------------------------------------
                                                    19,941
-----------------------------------------------------------
DIVERSIFIED FINANCE--7.3%
-----------------------------------------------------------
           CIT Group Holdings, Inc.
             5.54%, 11/3/97                          9,950
           Dynamic Funding Corp.
             5.68%, 10/10/97                         4,993
           General Electric Capital Corp.
             5.52%, 10/7/97                          9,991
           ------------------------------------------------
                                                    24,934
-----------------------------------------------------------
FINANCIAL SERVICES--5.9%
-----------------------------------------------------------
      (a)  Bear Stearns Companies, Inc.
             5.63%, 10/20/97                         5,000
      (a)  Goldman Sachs Group, L.P.
             5.58%, 10/17/97                         5,000
   (a)(b)  Lehman Brothers Holdings, Inc.
             5.62%, 10/15/97                         5,000
      (a)  Morgan Stanley Group, Inc.
             5.63%, 10/20/97                         5,000
           ------------------------------------------------
                                                    20,000
----------------------------------------------------------
HEALTH CARE--2.9%
----------------------------------------------------------
           A.H. Robins Co., Inc.
             5.57%, 11/24/97                         9,917

PORTFOLIO OF INVESTMENTS

(VALUE IN THOUSANDS)

                                                  VALUE
----------------------------------------------------------
UTILITIES--4.3%
----------------------------------------------------------
           GTE Corp.
             5.60%, 10/24/97                    $    9,964
           New Hampshire Industrial
           Development Authority
             5.65%, 12/8/97                          4,500
           ------------------------------------------------
                                                    14,464
           ------------------------------------------------
           TOTAL CORPORATE
           OBLIGATIONS--84.8%
           (average maturity: 26 days)             288,101
           ------------------------------------------------

           BANK OBLIGATIONS
----------------------------------------------------------
CERTIFICATES OF DEPOSIT
----------------------------------------------------------
      (a)  AmSouth Bank of Alabama
             5.56%, 10/7/97                          5,000
      (a)  Bankers Trust Co.
             5.69%, 10/1/97                          4,999
      (a)  Comerica Bank
             5.58%, 12/22/97                         4,997
      (a)  CoreStates Bank, N.A.
             5.63%, 10/6/97                          2,000
      (a)  Key Bank, N.A.
             5.64%, 10/6/97                          4,998
           MBNA America Bank, N.A.
             5.64%, 11/6/97                          5,000
      (a)  Morgan Guaranty Trust
             5.63%, 10/1/97                          4,999
      (a)  Old Kent Bank
             5.70%, 10/1/97                          5,000
      (a)  PNC Bank, N.A.
             5.62%, 10/1/97                          4,998
           ------------------------------------------------
           TOTAL BANK OBLIGATIONS--12.4%
           (AVERAGE MATURITY: 16 DAYS)              41,991
           ------------------------------------------------
                                                  VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES--1.5%
----------------------------------------------------------
      (a)  Student Loan Marketing
           Association
             5.27%, 10/7/97                     $    4,994
           ------------------------------------------------
           TOTAL INVESTMENTS--98.7%
           (average maturity: 24 days)             335,086
           ------------------------------------------------
           OTHER ASSETS, LESS
           LIABILITIES--1.3%                         4,569
           ------------------------------------------------
           NET ASSETS--100%                     $  339,655
           ------------------------------------------------

-----------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1997. The dates shown represent the demand date or next interest rate change date.

(b) Illiquid security representing 1.5% of net assets at September 30, 1997.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER CASH RESERVES FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Cash Reserves Fund, a series of Kemper Portfolios, as of September 30, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Cash Reserves Fund at September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993 in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 18, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997
(IN THOUSANDS)


------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------
Investments, at amortized cost                                  $335,086
------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                11,348
------------------------------------------------------------------------
  Interest                                                           358
------------------------------------------------------------------------
    TOTAL ASSETS                                                 346,792
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------
Cash overdraft                                                       103
------------------------------------------------------------------------
Payable for:
  Dividends                                                          228
------------------------------------------------------------------------
  Fund shares redeemed                                             1,210
------------------------------------------------------------------------
  Securities purchased                                             4,998
------------------------------------------------------------------------
  Management fee                                                     112
------------------------------------------------------------------------
  Distribution services fee                                          156
------------------------------------------------------------------------
  Administrative services fee                                         63
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             171
------------------------------------------------------------------------
  Trustees' fees and other                                            96
------------------------------------------------------------------------
    Total liabilities                                              7,137
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $339,655
------------------------------------------------------------------------

------------------------------------------------------------------------
 THE PRICING OF SHARES
Net asset value and redemption price per share
------------------------------------------------------------------------
CLASS A SHARES
  ($90,524 / 90,524 shares outstanding)                            $1.00
------------------------------------------------------------------------
CLASS B SHARES
  (subject to contingent deferred sales charge)
  ($216,980 / 216,980 shares outstanding)                          $1.00
------------------------------------------------------------------------
CLASS C SHARES
  (subject to contingent deferred sales charge)
  ($32,151 / 32,151 shares outstanding)                            $1.00
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended September 30, 1997
(IN THOUSANDS)

-----------------------------------------------------------------------
 NET INVESTMENT INCOME
-----------------------------------------------------------------------
Interest income                                                 $14,853
-----------------------------------------------------------------------
Expenses:
  Management fee                                                  1,059
-----------------------------------------------------------------------
  Distribution services fee                                       1,617
-----------------------------------------------------------------------
  Administrative services fee                                       648
-----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          1,740
-----------------------------------------------------------------------
  Professional fees                                                  36
-----------------------------------------------------------------------
  Reports to shareholders                                           101
-----------------------------------------------------------------------
  Trustees' fees and other                                           28
-----------------------------------------------------------------------
    Total expenses                                                5,229
-----------------------------------------------------------------------
NET INVESTMENT INCOME                                           $ 9,624
-----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                    YEAR ENDED SEPTEMBER 30,
                                                                    1997               1996
------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------------
Net investment income                                             $  9,624                 8,717
------------------------------------------------------------------------------------------------
Net realized loss                                                       --                (2,833)
------------------------------------------------------------------------------------------------
Change in unrealized depreciation                                       --                 2,833
------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                (9,624)               (8,717)
------------------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                             132,039                31,059
------------------------------------------------------------------------------------------------
 NET ASSETS
Beginning of year                                                  207,616               176,557
------------------------------------------------------------------------------------------------
END OF YEAR                                                       $339,655               207,616
------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1 DESCRIPTION OF THE      Kemper Cash Reserves Fund is a separate series of
  FUND                    Kemper Portfolios, an open-end management
                          investment company organized as a business trust under the laws of Massachusetts. The Fund offers three classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class
                          A shares of another Kemper Mutual Fund. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase.
                          Class C shares do not convert into another class.
                          Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.



--------------------------------------------------------------------------------
2 SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
  ACCOUNTING POLICIES     amortized cost, which approximates market value. In
                          the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                          INVESTMENT TRANSACTIONS AND INVESTMENT
                          INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                          FUND SHARE VALUATION AND DIVIDENDS TO
                          SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

                          FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
3 TRANSACTIONS WITH          MANAGEMENT AGREEMENT. The Fund has a management
  AFFILIATES                 agreement with Zurich Kemper Investments, Inc.
                             (ZKI) and pays a management fee at an annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $1,059,000 for the year ended September 30, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Zurich Kemper Distributors Inc. (ZKDI). For services under the distribution services agreement, the Fund pays ZKDI a fee of .75% of average daily net assets of the Class B an Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class and Class C shares. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares, and the CDSC received in connection with the redemption of such shares are as follows:



                                                               DISTRIBUTION           COMMISSIONS AND
                                                               FEES AND CDSC     DISTRIBUTION FEES PAID BY
                                                             RECEIVED BY ZKDI          ZKDI TO FIRMS
                                                             -----------------   -------------------------
                             Year ended September 30, 1997       $2,441,000               3,908,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, the Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets. ZKDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                ASF PAID BY      ASF PAID BY ZKDI
                                                              THE FUND TO ZKDI       TO FIRMS
                                                              ----------------   ----------------
                             Year ended September 30, 1997         $648,000           824,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $1,300,000 for the year ended September 30, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. For the year ended September 30, 1997, the Fund made no payments to its officers and incurred trustees' fees of $17,000 to independent trustees.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
4  CAPITAL SHARE             The following table summarizes the activity in
   TRANSACTIONS              capital shares of the Fund (dollar amounts and
                             number of shares are the same).


                                                                                          YEAR ENDED SEPTEMBER 30,
                                                                                           1997              1996
                                                                                         --------------------------
                                                                                               (IN THOUSANDS)
                                       ----------------------------------------------------------------------------
                                        SHARES SOLD
                                       ----------------------------------------------------------------------------
                                        Class A                                          $287,087            83,271
                                       ----------------------------------------------------------------------------
                                        Class B                                           761,916           578,233
                                       ----------------------------------------------------------------------------
                                        Class C                                           162,655            48,599
                                       ============================================================================
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ----------------------------------------------------------------------------
                                        Class A                                             1,966             1,673
                                       ----------------------------------------------------------------------------
                                        Class B                                             6,813             6,108
                                       ----------------------------------------------------------------------------
                                        Class C                                               619               205
                                       ============================================================================
                                        SHARES REDEEMED
                                       ----------------------------------------------------------------------------
                                        Class A                                          (247,433)          (91,408)
                                       ----------------------------------------------------------------------------
                                        Class B                                          (700,563)          (554,442)
                                       ----------------------------------------------------------------------------
                                        Class C                                          (141,021)          (41,180)
                                       ============================================================================
                                        CONVERSION OF SHARES
                                       ----------------------------------------------------------------------------
                                        Class A                                            13,097             8,605
                                       ----------------------------------------------------------------------------
                                        Class B                                           (13,097)           (8,605)
                                       ----------------------------------------------------------------------------
                                        NET INCREASE
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS AND TOTAL
                                        INCREASE IN NET ASSETS                           $132,039            31,059
                                       ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                --------------------------------------------------
                                                                   CLASS A SHARES
                                                --------------------------------------------------
                                                YEAR ENDED
                                                SEPTEMBER       TWO MONTHS       YEAR ENDED JULY
                                                   30,             ENDED               31,
                                               ------------    SEPTEMBER 30,    ------------------
                                               1997    1996        1995         1995   1994   1993
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00   1.00        1.00         1.00   1.00   1.00
--------------------------------------------------------------------------------------------------
Net investment income and dividends declared     .04    .05         .01          .05    .03    .02
--------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00   1.00        1.00         1.00   1.00   1.00
--------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.57%  4.67         .85         4.99   2.78   2.42
--------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------
Expenses                                        1.16%  1.08         .92          .89    .92    .93
--------------------------------------------------------------------------------------------------
Net investment income                           4.45%  4.53        5.11         4.75   2.86   2.42
--------------------------------------------------------------------------------------------------

                                                --------------------------------------------------
                                                                   CLASS B SHARES
                                                --------------------------------------------------
                                                YEAR ENDED
                                                SEPTEMBER       TWO MONTHS       YEAR ENDED JULY
                                                   30,             ENDED               31,
                                               ------------    SEPTEMBER 30,    ------------------
                                               1997    1996        1995         1995   1994   1993
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00   1.00        1.00         1.00   1.00   1.00
--------------------------------------------------------------------------------------------------
Net investment income and dividends declared     .03    .04         .01          .04    .02    .02
--------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00   1.00        1.00         1.00   1.00   1.00
--------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   3.49%  3.73         .71         4.08   1.78   1.56
--------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------
Expenses                                        2.19%  1.99        1.79         1.78   1.89   1.82
--------------------------------------------------------------------------------------------------
Net investment income                           3.42%  3.62        4.24         3.86   1.89   1.53
--------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                               ---------------------------------------------------
                                                                   CLASS C SHARES
                                               ---------------------------------------------------
                                               YEAR ENDED
                                               SEPTEMBER      TWO MONTHS                   MAY 31
                                                  30,            ENDED       YEAR ENDED      TO
                                              ------------   SEPTEMBER 30,    JULY 31,    JULY 31,
                                              1997    1996       1995           1995        1994
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00   1.00       1.00           1.00        1.00
------------------------------------------------------------------------------------------------
Net investment income and dividends declared    .04    .04        .01            .04          --
------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00   1.00       1.00           1.00        1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  3.85%  3.93        .71           4.08         .42
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                       1.84%  1.79       1.78           1.76        1.80
------------------------------------------------------------------------------------------------
Net investment income                          3.77%  3.82       4.25           3.88        2.64
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------------
                                                  YEAR ENDED        TWO MONTHS
                                                SEPTEMBER 30,          ENDED           YEAR ENDED JULY 31,
                                              ------------------   SEPTEMBER 30,   ---------------------------
                                                1997      1996         1995         1995      1994      1993
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)    $339,655   207,616      176,557      213,031   424,317   166,808
--------------------------------------------------------------------------------------------------------------

NOTES: The total returns for the year ended July 31, 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

ZKI temporarily agreed to absorb certain operating expenses of the Fund during a portion of the fiscal years ended July 31, 1994 and 1993. Absent this agreement, ratios of expenses and net investment income to average net assets would have been as follows: Class A shares (1.15% and 2.63% for 1994 and 1.18% and 2.17% for 1993); Class B shares (2.12% and 1.66% for 1994 and 2.07% and 1.28% for
1993).

NOTES

TRUSTEES AND OFFICERS


TRUSTEES                                   OFFICERS

STEPHEN B. TIMBERS                         CHARLES R. MANZONI, JR.
President and Trustee                      Vice President

DAVID W. BELIN                             JOHN E. NEAL
Trustee                                    Vice President

LEWIS A. BURNHAM                           ROBERT C. PECK, JR.
Trustee                                    Vice President

DONALD L. DUNAWAY                          FRANK J. RACHWALSKI, JR.
Trustee                                    Vice President

ROBERT B. HOFFMAN                          RICHARD L. VANDENBERG
Trustee                                    Vice President

DONALD R. JONES                            PHILIP J. COLLORA
Trustee                                    Vice President
                                           and Secretary
SHIRLEY D. PETERSON
Trustee                                    JEROME L. DUFFY
                                           Treasurer
WILLIAM P. SOMMERS
Trustee                                    ELIZABETH C. WERTH
                                           Assistant Secretary


--------------------------------------------------------------------------------
LEGAL COUNSEL                VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                             222 North LaSalle Street
                             Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT    ZURICH KEMPER SERVICE COMPANY
                             P.O. Box 419557
                             Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT INVESTORS FIDUCIARY TRUST COMPANY
                             801 Pennsylvania
                             Kansas City, MO 64105
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS         ERNST & YOUNG LLP
                             233 South Wacker Drive
                             Chicago, IL 60606
--------------------------------------------------------------------------------
INVESTMENT MANAGER           ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER        ZURICH KEMPER DISTRIBUTORS, INC.
                             222 South Riverside Plaza Chicago, IL 60606 www.kemper.com



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KCRF - 2 (11/97) 1039870
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